Other Accounts Payable and Accrued Expenses (Details) - Schedule of other accounts payable and accrued expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Accounts Payable and Accrued Expenses [Abstract]
Account payables	$ 72	$ 107	$ 9
Accrued expenses		165
Total Account payables and Accrued expenses		$ 272	$ 9